LEASING - Right-of-use assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of changes in the Right-of-use assets
Balance at beginning of the year	R$ 1,182,654	R$ 960,876
Balance at end of the year	1,168,694	1,182,654	R$ 960,876
Gross carrying amount
Summary of changes in the Right-of-use assets
Balance at beginning of the year	2,197,915	1,824,675	1,498,836
Additions	290,925	678,196	325,615
Disposals	(249,027)	(256,876)	(94,922)
Remeasurements	163,798	48,074	160,041
Foreign exchange effect	117,991	(96,154)	(64,895)
Balance at end of the year	2,521,602	2,197,915	1,824,675
Accumulated depreciation
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(1,015,261)	(863,799)	(637,092)
Depreciation	(471,550)	(430,860)	(326,868)
Disposals	227,984	253,819	91,143
Foreign exchange effect	(94,081)	25,579	9,018
Balance at end of the year	(1,352,908)	(1,015,261)	(863,799)
Land and buildings
Summary of changes in the Right-of-use assets
Balance at beginning of the year	311,129	335,772
Balance at end of the year	359,204	311,129	335,772
Land and buildings | Gross carrying amount
Summary of changes in the Right-of-use assets
Balance at beginning of the year	599,276	562,187	392,999
Additions	34,807	45,736	157,577
Disposals	(30,793)	(7,134)	(4,339)
Remeasurements	60,167	26,615	33,801
Foreign exchange effect	75,442	(28,128)	(17,851)
Balance at end of the year	738,899	599,276	562,187
Land and buildings | Accumulated depreciation
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(288,147)	(226,415)	(156,809)
Depreciation	(81,055)	(77,771)	(77,668)
Disposals	22,205	8,475	4,277
Foreign exchange effect	(32,698)	7,564	3,785
Balance at end of the year	(379,695)	(288,147)	(226,415)
Machines, equipment, and installations
Summary of changes in the Right-of-use assets
Balance at beginning of the year	677,541	427,360
Balance at end of the year	622,267	677,541	427,360
Machines, equipment, and installations | Gross carrying amount
Summary of changes in the Right-of-use assets
Balance at beginning of the year	1,205,616	909,709	830,835
Additions	246,986	580,722	80,759
Disposals	(153,648)	(241,191)	(89,751)
Remeasurements	57,847	11,357	112,946
Foreign exchange effect	31,976	(54,981)	(25,080)
Balance at end of the year	1,388,777	1,205,616	909,709
Machines, equipment, and installations | Accumulated depreciation
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(528,075)	(482,349)	(368,453)
Depreciation	(336,490)	(300,200)	(201,777)
Disposals	138,361	239,196	86,298
Foreign exchange effect	(40,306)	15,278	1,583
Balance at end of the year	(766,510)	(528,075)	(482,349)
Data electronic equipment
Summary of changes in the Right-of-use assets
Balance at beginning of the year	63,235	76,220
Balance at end of the year	58,230	63,235	76,220
Data electronic equipment | Gross carrying amount
Summary of changes in the Right-of-use assets
Balance at beginning of the year	132,797	133,484	126,881
Additions	269
Disposals	(701)	(589)
Remeasurements	189		6,716
Foreign exchange effect	8,493	(98)	(113)
Balance at end of the year	141,047	132,797	133,484
Data electronic equipment | Accumulated depreciation
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(69,562)	(57,264)	(44,443)
Depreciation	(13,830)	(12,893)	(12,849)
Disposals	701	519
Foreign exchange effect	(126)	76	28
Balance at end of the year	(82,817)	(69,562)	(57,264)
Others
Summary of changes in the Right-of-use assets
Balance at beginning of the year	130,749	121,524
Balance at end of the year	128,993	130,749	121,524
Others | Gross carrying amount
Summary of changes in the Right-of-use assets
Balance at beginning of the year	260,226	219,295	148,121
Additions	8,863	51,738	87,279
Disposals	(63,885)	(7,962)	(832)
Remeasurements	45,595	10,102	6,578
Foreign exchange effect	2,080	(12,947)	(21,851)
Balance at end of the year	252,879	260,226	219,295
Others | Accumulated depreciation
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(129,477)	(97,771)	(67,387)
Depreciation	(40,175)	(39,996)	(34,574)
Disposals	66,717	5,629	568
Foreign exchange effect	(20,951)	2,661	3,622
Balance at end of the year	R$ (123,886)	R$ (129,477)	R$ (97,771)